Noncontrolling Interests	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023
STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member]
Noncontrolling Interests
9. Noncontrolling Interests
Redeemable Noncontrolling Interests
The table below presents the reconciliation of changes in redeemable noncontrolling interests:

	Nine Months Ended December 31,

	2023	2022
	(Amounts in millions)
Beginning balance	$343.6	$321.2
Net loss attributable to redeemable noncontrolling interests	(7.3)	(7.4)
Noncontrolling interests discount accretion	—	13.4
Adjustments to redemption value	71.5	34.7
Cash distributions	(1.0)	(4.8)
Purchase of noncontrolling interest	(0.6)	—

Ending balance	$406.2	$357.1

Redeemable noncontrolling interests (included in temporary equity on the unaudited condensed combined balance sheets) primarily relate to the November 12, 2015 acquisition of a controlling interest in Pilgrim Media Group and the May 29, 2018 acquisition of a controlling interest in 3 Arts Entertainment.
3 Arts Entertainment.
As of December 31, 2023, the Company had a redeemable noncontrolling interest representing 49% of 3 Arts Entertainment. The noncontrolling interest was subject to put and call options at fair value that were exercisable during the period. See below discussion of the January 2, 2024 purchase of a portion of the noncontrolling interest. The put and call options were determined to be embedded in the noncontrolling interest, and because the put rights are outside the control of the Company, the noncontrolling interest holder’s interest is presented as redeemable noncontrolling interest outside of shareholders’ equity on the Company’s condensed combined balance sheets.

The noncontrolling interest holders are employees of 3 Arts Entertainment. Pursuant to the various 3 Arts Entertainment acquisition and related agreements, a portion of the noncontrolling interest holders’ participation in the put and call proceeds is based on the noncontrolling interest holders’ performance during the period. Further, if the employment of a noncontrolling interest holder is terminated, under certain circumstances, their participation in distributions cease and the put and call value is discounted from the fair value of their equity ownership percentage. Accordingly, earned distributions are accounted for as compensation and are being expensed within general and administrative expense as incurred. Additionally, the amount of the put and call proceeds subject to the discount is accounted for as compensation, and is amortized over the vesting period within general and administrative expense and reflected as an addition to redeemable noncontrolling interest over the vesting period which ended in November 2022.
On January 2, 2024, Lionsgate closed on the acquisition of an additional 25% of 3 Arts Entertainment representing approximately half of the noncontrolling interest for approximately $194 million. In addition, Lionsgate purchased certain profit interests held by certain managers and entered into certain option rights agreements, which replaced the put and call rights discussed above by providing noncontrolling interest holders the right to sell to the Company and Lionsgate the right to purchase their remaining (24%) interest beginning in January 2027.
Pilgrim Media Group
. The Company has a remaining redeemable noncontrolling interest representing 12.5% of Pilgrim Media Group. The noncontrolling interest holder has a right to put and the Company has a right to call the noncontrolling interest at fair value, subject to a cap, exercisable for thirty (30) days beginning November 12, 2024, as amended. The put and call options have been determined to be embedded in the noncontrolling interest, and because the put rights are outside the control of the Company and require partial cash settlement, the noncontrolling interest holder’s interest is presented as redeemable noncontrolling interest outside of shareholders’ equity on the Company’s condensed combined balance sheets.
Redeemable noncontrolling interests are measured at the greater of (i) the redemption amount that would be paid if settlement occurred at the balance sheet date less the amount attributed to unamortized noncontrolling interest discount if applicable, or (ii) the historical value resulting from the original acquisition date value plus or minus any earnings or loss attribution, plus the amount of amortized noncontrolling interest discount, less the amount of cash distributions that are not accounted for as compensation, if any. The amount of the redemption value in excess of the historical values of the noncontrolling interest, if any, is recognized as an increase to redeemable noncontrolling interest and a charge to parent net investment.
Other.
The Company has other immaterial redeemable noncontrolling interests.
Other Noncontrolling Interests
The Company has other immaterial noncontrolling interests that are not redeemable.

11. Noncontrolling Interests
Redeemable Noncontrolling Interests
The table below presents the reconciliation of changes in redeemable noncontrolling interests:

	Year Ended March 31,
	2023	2022	2021

	(Amounts in millions)
Beginning balance	$321.2	$219.1	$167.8
Net loss attributable to redeemable noncontrolling interests	(9.2)	(17.7)	(15.9)
Noncontrolling interests discount accretion	13.2	22.7	22.7
Adjustments to redemption value	78.4	98.6	47.1
Other	1.7	—	—
Cash distributions	(6.6)	(1.5)	(2.6)
Purchase of noncontrolling interest	(55.1)	—	—

Ending balance	$343.6	$321.2	$219.1

Redeemable noncontrolling interests (included in temporary equity on the combined balance sheets) relate to the November 12, 2015 acquisition of a controlling interest in Pilgrim Media Group and the May 29, 2018 acquisition of a controlling interest in 3 Arts Entertainment.
3 Arts Entertainment.
In connection with the acquisition of a controlling interest in 3 Arts Entertainment on May 29, 2018, the Company recorded a non-compensatory
(see below) redeemable noncontrolling interest of $15.8 million, representing the noncontrolling interest holders’ 49% equity interest in 3 Arts Entertainment. Pursuant to an amendment dated June 26, 2023, the put rights associated with the 3 Arts Entertainment noncontrolling interest were extended, such that the noncontrolling interest holders have a right to put the noncontrolling interest of 3 Arts Entertainment, at fair value, exercisable beginning July 11, 2023, for a 60 day period. Beginning
30
days after the expiration of the exercise period for the put rights held by the noncontrolling interest holders, the Company has a right to call the noncontrolling interest of 3 Arts Entertainment, at fair value, for a
60
day period. The put and call options have been determined to be embedded in the noncontrolling interest, and because the put rights are outside the control of the Company, the noncontrolling interest holder’s interest is presented as redeemable noncontrolling interest outside of shareholders’ equity on the Company’s combined balance sheets.
In addition, the noncontrolling interest holders have continued as employees of 3 Arts Entertainment. Pursuant to the various 3 Arts Entertainment acquisition and related agreements, a portion of the noncontrolling interest holders’ participation in the put and call proceeds is based on the noncontrolling interest holders’ performance during the period. Further, if the employment of a noncontrolling interest holder is terminated, under certain circumstances, their participations in distributions cease and the put and call value is discounted from the fair value of their equity ownership percentage. Accordingly, earned distributions are accounted for as compensation and are being expensed within general and administrative expense as incurred. Additionally, the amount of the put and call proceeds subject to the discount is also accounted for as compensation, and is being amortized over the vesting period within general and administrative expense and reflected as an addition to redeemable noncontrolling interest.
A portion of the purchase price of the controlling interest in 3 Arts Entertainment, up to $38.3 million, may be recoupable for a five-year period commencing on the acquisition date of May 29, 2018, contingent upon the continued employment of certain employees, or the achievement of certain EBITDA targets, as defined in the 3 Arts Entertainment acquisition and related agreements. Accordingly, $38.3 million was initially recorded as a deferred compensation arrangement within other current and non-current
assets and is being amortized in general and administrative expenses over a five-year period.
Pilgrim Media Group.
In connection with the acquisition of a controlling interest in Pilgrim Media Group on November 12, 2015, the Company recorded a redeemable noncontrolling interest of $90.1 million, representing 37.5% of Pilgrim Media Group. Pursuant to an amendment dated April 2, 2021, the put and call rights associated with the Pilgrim Media Group noncontrolling interest were extended and modified, such that the noncontrolling interest holder had a right to put and the Company had a right to call a portion of the noncontrolling interest, equal to 25% of Pilgrim Media Group, at fair value, exercisable for thirty (30) days beginning November 12, 2022. On November 14, 2022, the noncontrolling interest holder exercised the right to put a portion of the noncontrolling interest, equal to 25% of Pilgrim Media Group. In February 2023, the Company paid $36.5 million as settlement of the exercised put option, and recorded a reduction to redeemable noncontrolling interest of $55.1 million representing the carrying value of the noncontrolling interest purchased, with the difference between the carrying value of the noncontrolling interest purchased and the cash paid for the settlement of the put recorded as a reduction to parent net investment of $18.6 million. The noncontrolling interest holder has a right to put and the Company has a right to call the remaining amount of noncontrolling interest at fair value, subject to a cap, exercisable for thirty (30) days beginning November 12, 2024, as amended. The put and call options have been determined to be embedded in the noncontrolling interest, and because the put rights are outside the control of the Company and require partial cash settlement, the noncontrolling interest holder’s interest is presented as redeemable noncontrolling interest outside of shareholders’ equity on the Company’s combined balance sheets.
In addition, the noncontrolling interest holder is the President and CEO of Pilgrim Media Group. Pursuant to the original operating agreement of Pilgrim Media Group, if the employment of the noncontrolling interest holder was terminated, under certain circumstances as defined in the operating agreement, the Company could call and the noncontrolling interest holder could put the noncontrolling interest at a discount to fair value, which was being expensed over the call periods in the original operating agreement. Pursuant to the amendment to the operating agreement on April 2, 2021, this discount was eliminated and therefore the remaining unamortized discount of $2.7 million was expensed in the first quarter ended June 30, 2021. The amortization of the discount through June 30, 2021 was included in general and administrative expense of Pilgrim Media Group for the year ended March 31, 2022, and reflected as an addition to redeemable noncontrolling interest.
Redeemable noncontrolling interests are measured at the greater of (i) the redemption amount that would be paid if settlement occurred at the balance sheet date less the amount attributed to unamortized noncontrolling interest discount if applicable, or (ii) the historical value resulting from the original acquisition date value plus or minus any earnings or loss attribution, plus the amount of amortized noncontrolling interest discount, less the amount of cash distributions that are not accounted for as compensation, if any. The amount of the redemption value in excess of the historical values of the noncontrolling interest, if any, is recognized as an increase to redeemable noncontrolling interest and a charge to parent net investment.
Other.
The Company has other immaterial redeemable noncontrolling interests.
Other Noncontrolling Interests
The Company has other immaterial noncontrolling interests that are not redeemable.